Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	QUMULUSAI, INC.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-43398
Entity Tax Identification Number	92-2681813
Entity Address, Address Line One	817 W Peachtree Street NW
Entity Address, Address Line Two	Suite 935
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	877
Local Phone Number	420-9242
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	QMLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002084026